Financial instruments - Fair Value, Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 721,019
Borrowings at fair value	585,200
Financial assets, at fair value	12,000
Brazil
Disclosure of detailed information about financial instruments [line items]
Notes receivable, installment period			24 months
Notes receivable, interest rate			11.65%
Brazil | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Other finance expense, loss on fair value adjustments of accounts receivable	8,000	$ 4,100
Brazil | Trade receivables [member] | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	20,700	25,200
Allowance for credit losses of financial assets adjustment	(13,100)	(7,700)
Brazil | Trade receivables [member] | Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Current financial assets at amortised cost	3,900	8,300
Financial assets at amortised cost	7,600	$ 17,400
Loans and borrowings
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 602,189